Condensed Financial Information of the Company (Details) - Schedule of condensed statements of income/(loss) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Operating expenses:
Selling and marketing	¥ (110)	$ (17)	¥ (674)	¥ (906)
General and administrative	(62,492)	(9,673)	(140,821)	(70,258)
Interest income	5,678	879	2,083	3,905
Interest expense	(51,335)	(7,946)	(58,857)	(27,960)
Foreign exchange gain/(loss)	(1,655)	(256)	4,336	(1,526)
Share of income/(loss) in subsidiaries, VIEs and VIEs’ subsidiaries	(4,877,653)	(755,009)	(535,896)	342,113
Income/(loss) before income tax provision	(4,987,567)	(772,022)	(729,829)	245,368
Provision for income tax
Net income/(loss)	(4,987,567)	(772,022)	(729,829)	245,368
Accretion to redemption value of redeemable convertible preferred shares
Deemed dividend-repurchase of redeemable convertible preferred shares
Net income/(loss) attributable to ordinary shareholders of OneSmart International Education Group Limited	¥ (4,987,567)	$ (772,022)	¥ (729,829)	¥ 245,368